Income Taxes - Schedule of Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Israel (domestic)	$ (225)	$ (456)	$ (767)
Outside Israel (foreign)	1,448	(828)	143
Income (loss) before income taxes	$ 1,223	$ (1,284)	$ (624)